Share-Based Compensation - Share Options Rollforward (Details) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Number of Options
Beginning balance (shares) | shares	3,711,274
Granted (shares) | shares	571,800
Exercised (shares) | shares	(7,141)
Canceled or forfeited (shares) | shares	(44,834)
Ending balance (shares) | shares	4,231,099	3,711,274
Exercisable (shares) | shares	902,380
Vested and expected to vest (shares) | shares	4,231,099
Weighted-Average Exercise Price
Beginning balance weighted average exercise price (usd per share) | $ / shares	$ 19.25
Granted weighted average exercise price (usd per share) | $ / shares	24.21
Exercised weighted average exercise price (usd per share) | $ / shares	1.94
Canceled or forfeited weighted average exercise price (usd per share) | $ / shares	20.11
Ending balance weighted average exercise price (usd per share) | $ / shares	20.09	$ 19.25
Exercisable weighted average exercise price (usd per share) | $ / shares	10.03
Vested and expected to vest weighted average exercise price (usd per share) | $ / shares	$ 20.09
Weighted average contractual term outstanding (years)	8 years 10 months 2 days	9 years 5 months 19 days
Weighted average contractual term exercisable (years)	8 years 4 months 2 days
Weighted average contractual term vested and expected to vest (years)	8 years 10 months 2 days
Options outstanding (aggregate intrinsic value) | $	$ 9,856	$ 51,464
Options exercisable (aggregate intrinsic value) | $	4,944
Options vested and expected to vest (aggregate intrinsic value) | $	$ 9,856